Earnings (Loss) Per Share (Tables)	6 Months Ended
May. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Computation
Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Three Months Ended May 31,		Six Months Ended May 31,
	2015	2014	2015	2014
Net income for basic and diluted earnings per share	$222	$98	$271	$78
Weighted-average common and ordinary shares outstanding	778	776	777	776
Dilutive effect of equity plans	2	2	3	2
Diluted weighted-average shares outstanding	780	778	780	778
Basic and diluted earnings per share	$0.29	$0.13	$0.35	$0.10
Anti-dilutive equity awards excluded from diluted earnings per share computations	—	3	—	3